CONVERTIBLE DEBT (Tables)	12 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of convertible debt
	As of June 30,
	2017	2016
Convertible security, current portion	$2,161	$—

Convertible notes	592	475
Convertible security	1,304	5,991
Total convertible debt, net of current portion	$1,896	$6,466

Schedule of components of convertible debt
The following table discloses the components associated with this transaction on the closing date:

Convertible Notes
Face value of Notes on closing	$800
Less:
Transaction costs	(47)
Conversion component	(360)
Convertible notes, opening balance	$393

Schedule of changes in the notes balance
Changes in the Notes balance are comprised of the following:

Convertible Notes
Notes, balance on closing	$393
Accreted interest, net of interest paid	82
Balance, June 30, 2016	475
Accreted interest, net of interest paid	117
Balance, June 30, 2017	$592

Schedule of derivative liability related to the conversion feature
The changes in the derivative liability related to the conversion feature are as follows:

Derivative Liability
Opening balance	$360
Change in fair value of derivative liability	(30)
Balance, June 30, 2016	330
Change in fair value of derivative liability	(248)
Balance, June 30, 2017	$82

Schedule of changes in convertible security balance
Changes in the Convertible Security balance are comprised of the following:

Convertible Security
Opening balance	$4,500
Conversions, at fair value	(638)
Change in fair market value	2,129
Balance, June 30, 2016	$5,991
Conversions, at fair value	(4,103)
Change in fair market value	273
Balance, June 30, 2017	$2,161

Schedule of change in financial instrument fair value
The Company recognized $234 in change in financial instrument fair value in the consolidated statement of operations related to fair value of the First Tranche Warrants at closing.

First Tranche Increase
Balance, June 30, 2016	$—
Additional investment	1,000
Change in fair market value	304
Balance, June 30, 2017	$1,304